Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 21, 2016
Summary of Significant Accounting Policies (Textual)
Shipping and handling expenses	$ 287,385	$ 741,816	$ 1,162,827
Advertising costs	22,221	150,154	215,399
Net loss	(8,625,419)	(14,219,225)	115,111
Working capital deficit	7,300,000
Advances from customers	116,155	160,828
Advances from customers - related party	$ 116,834	125,126
Contract revenue recognition, description	As of December 31, 2019 and 2018, the Company recorded contract liabilities of $116,155 and $160,828, respectively, which was presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2019 and 2018, the Company recognized $158,274 and $238,750 of contract liabilities as revenue, respectively.
Related parties transactions, description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Number of segment | Segment	1
Impairment loss on goodwill		1,599,591
Ownership interest voting stock, percentage				100.00%
Allowance for sales revenue	60,000	890,000	$ 0
Impairment of long-lived assets other than goodwill	813,344	0
Impairment loss on equity method investment	$ 123,062	$ 0
Recent adoption of accounting pronouncement, description	On January 1, 2019, the Company adopted Accounting Standards Update (ASU) 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB)
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€)
Yen into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥)
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest voting stock, percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest voting stock, percentage	50.00%